Summary of Significant Accounting Policies (Details) - Schedule of Cost Less Accumulated Depreciation and Impairment Losses	Mar. 31, 2024
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Investment properties [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	50 years
Minimum [Member] | Computer and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Minimum [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Maximum [Member] | Computer and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Maximum [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years